Transactions with Related Parties - Schedule of a Related Party Name and Category (Detail)	9 Months Ended
Sep. 30, 2020
JANK Howden Pty Ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Related party name	JANK Howden Pty Ltd
Related party category	Related party in substance
Others
Disclosure Of Transactions Between Related Parties [Line Items]
Related party name	Others
Related party category	Key Management Personnel